Debt and Warrant Liabilities - Schedule of purchase order loan and invoice factoring services with Seaport (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Seaport Group SIBS, LLC
Debt and Warrant Liabilities
Total invoices sold to Seaport		$ 364,780
Total cash received from Seaport		350,000
Total PO loan from Seaport	$ 1,777,400	1,777,400
Interest paid to Seaport		177,740
Total amount in exchange for PO loan		1,955,140
Payment in Q4-2024	410,780	(288,165)
Ending balance	1,544,360	1,666,975
Seaport purchase order loan
Debt and Warrant Liabilities
Total invoices sold to Seaport		364,780
Total cash received from Seaport		350,000
Total factoring amount	$ 14,780	14,780
Payment in Q4-2024		$ (288,165)